Accounting policies, changes in accounting estimates and errors	12 Months Ended
Dec. 31, 2023
Critical Accounting Estimates And Judgements [Abstract]
Critical Accounting Estimates and Judgements	Critical Accounting Estimates and Judgments
The preparation of financial statements requires the use of accounting estimates which, by definition, may not equal the actual results. Management also needs to exercise judgment in applying the Group’s accounting policies. Estimates and judgments are continually evaluated. They are based on historical experience and other factors, including expectations of future events that may have a financial impact on the Group and that are believed to be reasonable under the circumstances.
(a)Research and development expenses
Research expenditures are recorded as an expense in the period the expenditure is incurred. The Group estimates preclinical research and clinical study and manufacturing expenses based on the services performed, pursuant to contracts with research institutions, CROs, and CMOs that conduct and manage such services on its behalf. The Group estimates these expenses based on discussions or confirmations with internal management personnel and external service providers as to the progress or stage of completion of services and the contracted fees to be paid for such services. Payments made in advance for the related services are recorded as prepayments in the consolidated balance sheets until the services are rendered.
Research and development expenses are charged to expense as incurred for all periods presented because these expenditures have not met the technical feasibility to complete the development project so that it will be available for use or sale and have no alternative future uses.
(b)Revenue recognition
The Group may enter into collaboration and licensing arrangements for research and development, manufacturing, and commercialization activities with counterparties for the development and commercialization of its product candidates. These arrangements may contain multiple components, such as (i) licenses and (ii) research and development activities. Payments pursuant to these arrangements may include non-refundable payments, payments upon the achievement of significant regulatory, development and commercial milestones, sales of product at certain agreed-upon amounts, and royalties on product sales.
Application of IFRS 15 requires significant judgment and estimates and results in changes to, but not limited to: (i) the determination of performance obligations, (ii) determination of the transaction price, including estimates of variable consideration, (iii) the allocation of the transaction price, including the determination of estimated selling price and allocating variable consideration to one or more performance obligations but not all performance obligations, and (iv) the timing and pattern of revenue recognition, including the application of proportional performance as a measure of progress on service-related promises and application of point-in-time recognition for supply-related promises.

Significant judgment is required: (i) in determining which promises within the agreement are distinct within the context of the contract. For example, when licenses that are bundled with other promises, we utilize judgment to assess whether the bundled promises should be a combined or separate performance obligation, (ii) estimating the transaction price, including constraining variable consideration and methods to estimate the amount of variable consideration, depending on which method is expected to better predict the amount of consideration to which the Group will be entitled. Milestone payments that are not within our control or the licensee, such as those dependent upon receipt of regulatory approval, are not considered to be highly probable of achievement until the triggering event occurs. At the end of each reporting period, we re-evaluate the probability of achievement of each milestone and any related constraint, and if necessary, adjust our estimate of the overall transaction price. Significant management judgment is required in determining the level of effort required under an arrangement and the period over which we are expected to complete our performance obligations under an arrangement.
(c)Recognition of share-based compensation expenses
The equity-settled share-based compensation options was granted to employees and consultants. The Group has used the Binomial option-pricing model and the Black-Scholes option-pricing model for the employee stock options and employee share purchase plan, respectively, to determine the total fair value of the awarded options, which is to be expensed over the vesting period. Significant estimates on assumptions, such as the fair value of underlying shares, risk-free interest rate, expected volatility and dividend yield, are required to be made by the management.
For the details of the key assumptions and estimates used by management in determining the fair values of share based compensation, refer to Note 23.